Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 125,109	$ 130,600
Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	92,091	94,649
Gross unrealized gains	363	502
Gross unrealized (losses)	(157)	(418)
Financial assets at fair value through other comprehensive income	92,297	94,733
Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	10,978	12,740
Gross unrealized gains	34	38
Gross unrealized (losses)	(3)	(47)
Financial assets at fair value through other comprehensive income	11,009	12,731
Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	11,705	9,443
Gross unrealized gains	78	75
Gross unrealized (losses)	(20)	(11)
Financial assets at fair value through other comprehensive income	11,763	9,507
Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	45,226	45,857
Gross unrealized gains	156	265
Gross unrealized (losses)	(130)	(356)
Financial assets at fair value through other comprehensive income	45,252	45,766
Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	18,131	20,034
Gross unrealized gains	50	65
Gross unrealized (losses)	(4)	(3)
Financial assets at fair value through other comprehensive income	18,177	20,096
Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	6,051	6,575
Gross unrealized gains	45	59
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	6,096	6,633
Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	28,568	30,906
Gross unrealized gains	97	119
Gross unrealized (losses)	(50)	(77)
Financial assets at fair value through other comprehensive income	28,615	30,948
Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	20,000	21,901
Gross unrealized gains	61	87
Gross unrealized (losses)	(25)	(19)
Financial assets at fair value through other comprehensive income	20,036	21,969
Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	311	471
Gross unrealized gains		1
Financial assets at fair value through other comprehensive income	311	472
Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	8,257	8,534
Gross unrealized gains	36	31
Gross unrealized (losses)	(25)	(58)
Financial assets at fair value through other comprehensive income	8,268	8,507
Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	120,659	125,555
Gross unrealized gains	460	621
Gross unrealized (losses)	(207)	(495)
Financial assets at fair value through other comprehensive income	120,912	125,681
Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,921	2,101
Gross unrealized gains	35	138
Gross unrealized (losses)	(77)	(65)
Financial assets at fair value through other comprehensive income	1,879	2,174
Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,616	1,725
Gross unrealized gains	30	118
Gross unrealized (losses)	(28)	(39)
Financial assets at fair value through other comprehensive income	1,618	1,804
Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	305	376
Gross unrealized gains	5	20
Gross unrealized (losses)	(49)	(26)
Financial assets at fair value through other comprehensive income	261	370
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	122,580	127,656
Gross unrealized gains	495	759
Gross unrealized (losses)	(284)	(560)
Financial assets at fair value through other comprehensive income	$ 122,791	$ 127,855